Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2014	$ 2,700
Estimated Medicare subsidy receipts year - 2014		(19)
Estimated Medicare subsidy receipts year - 2015		0
Estimated Medicare subsidy receipts year - 2016		0
Estimated Medicare subsidy receipts year - 2017		0
Estimated Medicare subsidy receipts year - 2018		0
Estimated Medicare subsidy receipts year - Years 2019 - 2023		0
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2014		7,376
Estimated future benefit payments under our pension and postretirement plans - 2015		4,294
Estimated future benefit payments under our pension and postretirement plans - 2016		4,197
Estimated future benefit payments under our pension and postretirement plans - 2017		4,115
Estimated future benefit payments under our pension and postretirement plans - 2018		4,029
Estimated future benefit payments under our pension and postretirement plans - Years 2019 - 2023		19,589
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2014		2,265
Estimated future benefit payments under our pension and postretirement plans - 2015		2,271
Estimated future benefit payments under our pension and postretirement plans - 2016		2,222
Estimated future benefit payments under our pension and postretirement plans - 2017		2,171
Estimated future benefit payments under our pension and postretirement plans - 2018		2,129
Estimated future benefit payments under our pension and postretirement plans - Years 2019 - 2023		$ 9,921